SCHEDULE OF MATURITIES OF LEASE OBLIGATIONS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Operating Leases
2023	$ 111,468	$ 163,885
2022 (remaining)	74,148	74,148
2024	82,081	118,279
2025	78,242	87,001
2026	44,039	82,482
2026		46,426
Thereafter		6,294
Total lease payment	395,949	504,367
Less: Imputed interest	(20,421)	(29,570)
Operating lease obligations	375,528	474,797
Thereafter	5,971
Total lease payment	$ 395,949	$ 504,367